Debt - Maturities of Debt Financings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturities of Long-term Debt [Abstract]
2023	$ 6,162,330
2024	8,343,844
2025	5,832,335
2026	7,542,036
2027	2,669,525
Thereafter	16,250,047
Total outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	46,800,117
Amortization of debt issuance costs, debt discount, debt premium and lease premium	$ 82,400	$ 65,800	$ 57,200